Leases (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of future aggregate minimum lease non-cancellable operating leases
	06.30.2022	06.30.2021	06.30.2020
No later than 1 year	1,056	907	5,980
Later than 1 year and not later than 5 years	7,117	3,358	13,325
More than 5 years	-	1,671	5,903
	8,173	5,936	25,208
	06.30.2022	06.30.2021	06.30.2020
No later than 1 year	2,966	6,781	2,983
Later than 1 year and not later than 5 years	7,738	13,565	54,342
More than 5 years	1,394	3,717	26,288
	12,098	24,063	83,613
	06.30.2022	06.30.2021	06.30.2020
No later than 1 year	148	243	300
Later than 1 year and not later than 5 years	257	421	364
	405	664	664

Schedule of revenues from contingent rate
	06.30.2022	06.30.2021	06.30.2020
Contingent rent	8.296	2.360	3.604